Offerings - Offering: 1	May 08, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share ("Common Stock")
Amount Registered | shares	4,264,052
Proposed Maximum Offering Price per Unit | $ / shares	18.47
Maximum Aggregate Offering Price	$ 78,757,040.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,876.35
Offering Note

(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 (the “Registration Statement”) to which this exhibit relates shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Common Stock.

(2)	Pursuant to Rule 416(c), this Registration Statement also registers an indeterminate amount of interests to be offered or sold pursuant to the 401(k) Plan.

(3)
Represents (i) 3,264,052 shares of Common Stock, issuable pursuant to awards that may be granted under the Second A&R 2018 Plan, and (ii) 1,000,000 shares of Common Stock issuable pursuant to the 401(k) Plan.

(4)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(h) promulgated thereunder. The aggregate offering price is the average of the high and low prices of Common Stock as reported on the New York Stock Exchange on May 4, 2026.